Finance income and expense	12 Months Ended
Jun. 30, 2024
Finance Income And Expense
Finance income and expense

10. Finance income and expense

	Year Ended June 30
(US dollars in thousands)	2024	2023	2022
Finance income
Foreign exchange gain	1,380	1,150	173
Interest income	16	6	-
Total finance income	1,396	1,156	173

	Year Ended June 30
(US dollars in thousands)	2024	2023	2022
Finance expense
Related party loan interest payable	4,637	3,801	3,351
Convertible loan notes and preference shares interest payable	267	204	217
Lease liability interest payable	13	15	4
Bank interest payable	49	41	(4)
Foreign exchange losses	452	2,540	4,757
Other finance costs	597	238	156
Total finance expense	6,015	6,839	8,481